Cover	May 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2026
Entity File Number	001-40763
Entity Registrant Name	Sono-Tek Corporation
Entity Central Index Key	0000806172
Entity Tax Identification Number	14-1568099
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	2012 Route 9W
Entity Address, City or Town	Milton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12547
City Area Code	(845)
Local Phone Number	795-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SOTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false